CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - DOLLAR THRIFTY (USD $)	9 Months Ended
Sep. 30, 2012 Dollar Thrifty Automotive Group Inc
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 145,298,000
Depreciation:
Vehicle depreciation	230,391,000
Non-vehicle depreciation	13,203,000
Net gains from disposition of revenue-earning vehicles	(42,023,000)
Amortization	5,520,000
Performance share incentive, stock option and restricted stock plans	4,974,000
Interest income earned on restricted cash and investments	(524,000)
Deferred income taxes	49,369,000
Swap termination reclassification	8,488,000
Change in fair value of derivatives	525,000
Change in assets and liabilities, net of acquisitions:
Income taxes payable/receivable	14,333,000
Receivables	(11,443,000)
Prepaid expenses and other assets	2,170,000
Accounts payable	888,000
Accrued liabilities	13,357,000
Vehicle insurance reserves	(4,157,000)
Other	4,401,000
Net cash provided by operating activities	434,770,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to Acquire Revenue Earning Equipment	(1,380,617,000)
Revenue-earning vehicles-Proceeds from sales	757,091,000
Net change in restricted cash and investments	103,645,000
Property, equipment and software-Purchases	(13,901,000)
Property, equipment and software-Proceeds from sales	3,491,000
Net cash used in investing activities	(530,291,000)
Debt and other obligations:
Proceeds from vehicle debt and other obligations	581,169,000
Payments of vehicle debt and other obligations	(500,000,000)
Issuance of common shares	1,694,000
Net settlement of employee withholding taxes on share-based awards	(1,215,000)
Purchase of common stock for the treasury	(29,136,000)
Payments of Financing Costs	(8,770,000)
Net cash provided by (used in) financing activities	43,742,000
Net decrease in cash and cash equivalents during the period	(51,779,000)
CASH AND CASH EQUIVALENTS:
Cash and cash equivalents at beginning of period	508,648,000
Cash and cash equivalents at end of period	456,869,000
Cash paid for (refund of):
Interest	38,769,000
Income taxes	25,749,000
SUPPLEMENTAL DISCLOSURES OF INVESTING AND FINANCING NONCASH ACTIVITIES:
Sales and incentives related to revenue-earning vehicles included in receivables	45,228,000
Purchases of revenue-earning vehicles included in accounts payable	581,000
Purchases of property, equipment and software included in accounts payable	$ 16,000